Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Gains or losses on financial assets and liabilities (Tables) [Abstract]
Gains (losses) on financial assets and liabilities (net) includes the amount of the valuation adjustments of financial instruments

The breakdown of the balance of this item, by type of instrument, is as follows:

Thousand of reais	2019	2018	2017

Financial Assets Held For Trading (1)	-	-	1,174,111
Financial Assets Measured At Fair Value Through Profit Or Loss	252,253	(138,673)	-
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading (1)	2,391,080	(2,764,859)	-
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	11,501	61,239	-
Other Financial Assets At Fair Value Through Profit Or Loss (2)	-	-	30,694
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(57,522)	(138,104)	(122,115)
Financial Assets available-for-sale
Debt instruments	(46,136)	(111,750)	(156,802)
Equity instruments	(11,386)	(26,354)	34,687
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	(134,767)	197,595	(113,600)
Total	2,462,545	(2,782,802)	969,090

(1) Includes the exchange hedge of the Bank's interest in Cayman (note 24).

(2) Includes the net gain arising from transactions involving debt securities, equity instruments and derivatives included in this portfolio, since the Bank manages its risk in these instruments on a global basis.